Revenue Recognition - Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Receivables, net	$ 1,006,127	$ 949,085
Contract assets:
Current	47,499	58,739
Non-current	76,188	69,691
Contract with customer, asset, net	123,687	128,430
Contract liabilities:
Current	(67,816)	(72,005)
Non-current	(65,855)	(67,022)
Contract with customer, liability	(133,671)	(139,027)
Other current assets
Contract assets:
Current	47,499	58,739
Other non-current assets
Contract assets:
Non-current	76,188	69,691
Other current liabilities
Contract liabilities:
Current	(67,816)	(72,005)
Other non-current liabilities
Contract liabilities:
Non-current	$ (65,855)	$ (67,022)